EQUITY - Share Option Plan (Details)			12 Months Ended
	May 04, 2017 $ / shares shares	Sep. 04, 2013 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share Option Plan
Number of options granted			1,499	3,575
Number of options exercised by employees			58	572
Number of options outstanding			7,710	6,448	3,579
Number of options exercisable			3,138	2,814
2013 Share Incentive Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares		1
Par value per ordinary share | $ / shares		$ 0.008
Term of the stock options		10 years
Number of options granted			2,829
Number of options exercised by employees			58
Number of options outstanding			7,710
Number of options exercisable			3,138
EMI Share Option Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares	1
Par value per ordinary share | $ / shares	$ 0.008
Term of the stock options	10 years
Vesting period of options	3 years